Jul. 27, 2020
Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND
SIT EMERGING MARKETS EQUITY FUND

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated July 27, 2020
to the Class F Prospectus dated January 31, 2020, as restated on March 18, 2020 and as amended on May 15, 2020, May 22, 2020 and July 10, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the first paragraph thereunder is hereby deleted and replaced with the following:

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. Equity securities include common stocks, preferred stock, warrants, participation notes and depositary receipts. The Fund normally maintains investments in at least six emerging market countries, however, it may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Due to the size of its economy relative to other emerging market countries, it is expected that China will generally constitute a significant exposure in the Fund. Emerging market countries are those countries that: (i) are characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) are included in an emerging markets index by a recognized index provider; or (iii) have similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

There are no other changes to the Investment Strategy of the Fund.

Change in Principal Risks for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Risks," the following text is hereby added as the third and fourth principal risks:

Country Concentration Risk—The Fund's concentration of its assets in issuers located in a single country or a limited number of countries will increase the impact of, and potential losses associated with, the risks set forth in the Foreign Investment/Emerging Markets Risk.

Risk of Investing in China—Because China is an emerging market that may be subject to considerable government intervention and varying degrees of economic, political and social instability, such investments may be subject to greater risk of stock market, interest rate, and currency fluctuations, as well as inflation.

There are no other changes to the Principal Risks of the Fund.

There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE